BLACKROCK GLOBAL ALLOCATION FUND, INC.

(the “Fund”)

Supplement dated April 16, 2024 to the Statement of Additional Information (“SAI”) of the Fund, dated August 28, 2023, as amended or supplemented to date

Effective immediately, the following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Rick Rieder, Russ Koesterich, CFA, JD, and David Clayton, CFA, JD, are the Fund’s portfolio managers. Effective June 30, 2024, David Clayton, CFA, JD will retire from BlackRock, Inc. and will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about the funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of the Fund’s fiscal year ended April 30, 2023.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Rick Rieder	25 $85.70 Billion	39 $37.62 Billion	18 $3.84 Billion	0 $0	7 $457.29 Million	2 $232.66 Million
Russ Koesterich, CFA, JD	10 $13.55 Billion	9 $18.41 Billion	9 $304.03 Thousand	0 $0	0 $0	0 $0
David Clayton, CFA, JD1	10 $13.40 Billion	8 $18.39 Billion	9 $304.03 Thousand	0 $0	0 $0	0 $0

[1]	Effective June 30, 2024, David Clayton, CFA, JD will retire from BlackRock, Inc. and will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Fund Ownership” is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by the portfolio managers as of April 30, 2023.

Portfolio Manager	Dollar Range[1]
Rick Rieder	Over $1 Million
Russ Koesterich, CFA, JD	Over $1 Million
David Clayton, CFA, JD2	$500,001-$1,000,000

[1]	Includes securities attributable to participation in certain deferred compensation and retirement programs.

[2]	Effective June 30, 2024, David Clayton, CFA, JD will retire from BlackRock, Inc. and will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.